Class A Ordinary Shares Subject to Possible Redemption (Tables)	6 Months Ended	9 Months Ended	12 Months Ended
	Jan. 11, 2021	Sep. 30, 2021	Dec. 31, 2020
Schedule of reconciliation of Class A ordinary share subject to possible redemption reflected on the condensed balance sheet	The Company has the following redeemable convertible preferred stock issued and outstanding (in thousands, except share and per share data):

	September 30, 2021
Series	Issue Price per share	Shares Authorized	Shares Issued and Outstanding	Liquidation Amount	Carrying Amount
Series A	$0.8340	5,395,685	5,395,685	$4,500	$4,413
Series B	$2.2513	5,108,073	5,108,073	11,500	11,362
Series C	$2.8652	12,789,050	12,789,050	36,643	36,324
Series C plus	$4.8361	6,203,345	6,203,345	30,000	29,945
Series D	$28.4413	4,869,854	4,869,854	138,505	138,257
Series D plus	$29.4449	1,698,088	1,698,088	50,000	49,640

		36,064,095	36,064,095	$271,148	$269,941

	December 31, 2020
Series	Issue Price per share	Shares Authorized	Shares Issued and Outstanding	Liquidation Amount	Carrying Amount
Series A	$0.8340	5,395,685	5,395,685	$4,500	$4,413
Series B	$2.2513	5,108,073	5,108,073	11,500	11,362
Series C	$2.8652	12,789,050	12,789,050	36,643	36,324
Series C plus	$4.8361	6,203,345	6,203,345	30,000	29,945

		29,496,153	29,496,153	$82,643	$82,044

The Company has the following redeemable convertible preferred stock issued and outstanding (in thousands, except share and per share data):

	December 31, 2020 and 2019
	Issue Price	Shares	Shares Issued	Liquidation	Carrying
Series	per share	Authorized	and Outstanding	Amount	Amount
Series A	$0.8340	5,395,685	5,395,685	$4,500	$4,413
Series B	$2.2513	5,108,073	5,108,073	11,500	$11,362
Series C	$2.8652	12,789,050	12,789,050	36,643	$36,324
Series C plus	$4.8361	6,203,345	6,203,345	30,000	$29,945

		29,496,153	29,496,153	$82,643	$82,044

Ivanhoe Capital Acquisition Corp [Member]
Schedule of reconciliation of Class A ordinary share subject to possible redemption reflected on the condensed balance sheet
The Class A ordinary shares subject to possible redemption reflected on the balance sheet is reconciled on the following table:

Gross proceeds from Initial Public Offering	$276,000,000
Less:
Fair value of Public Warrants at issuance	(14,628,000)
Offering costs allocated to Class A ordinary shares subject to possible redemption	(14,971,596)
Plus:
Accretion on Class A ordinary shares subject to possible redemption amount	29,599,596

Class A ordinary shares subject to possible redemption	$276,000,000

The Class A ordinary shares subject to possible redemption reflected on the unaudited condensed consolidated balance sheet is reconciled on the following table:

Gross proceeds from Initial Public Offering	$276,000,000
Less:
Fair value of Public Warrants at issuance	(14,628,000)
Offering costs allocated to Class A ordinary shares subject to possible redemption	(14,971,596)
Plus:
Accretion on Class A ordinary shares subject to possible redemption amount	29,599,596

Class A ordinary shares subject to possible redemption	$276,000,000